Generation Z ETF
Schedule of Investments
February 28, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.8%
3,346	Rocket Lab USA, Inc. (a)(b)	$31,921

Auto Components - 0.9%
2,742	Luminar Technologies, Inc. (a)(b)	38,470

Automobiles - 4.5%
220	Tesla, Inc. (a)	191,495

Capital Markets - 3.0%
681	Coinbase Global, Inc. (a)	129,914

Diversified Consumer Services - 9.5%
5,478	2U, Inc. (a)	57,519
8,050	Coursera, Inc. (a)	163,657
1,798	Duolingo, Inc. (a)	155,150
2,188	Udemy, Inc. (a)	28,860
		405,186
Electrical Equipment - 5.1%
1,932	Bloom Energy Corp. (a)	42,891
2,121	ChargePoint Holdings, Inc. (a)	30,797
1,598	Enovix Corp. (a)	26,622
8,815	TPI Composites, Inc. (a)	119,179
		219,489
Entertainment - 5.4%
130	Netflix, Inc. (a)	51,288
1,964	ROBLOX Corp. (a)	101,284
501	Spotify Technology S.A. ADR (a)	78,251
		230,823
Food Products - 4.5%
1,549	Beyond Meat, Inc. (a)(b)	72,462
17,514	Oatly Group AB ADR (a)	118,219
		190,681
Health Care Technology - 3.1%
1,769	Teladoc Health, Inc. (a)	134,285

Hotels, Restaurants & Leisure - 4.6%
612	Airbnb, Inc. (a)	92,712
4,294	DraftKings, Inc. (a)	101,682
		194,394
Interactive Media & Services - 12.8%
55	Alphabet, Inc. (a)	148,380
341	Match Group, Inc. (a)	38,018
383	Meta Platforms, Inc. (a)	80,824
4,674	Snap, Inc. (a)	186,680
2,642	Twitter, Inc. (a)	93,923
		547,825

Generation Z ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
Internet & Direct Marketing Retail - 9.2%
53	Amazon.com, Inc. (a)	$162,777
766	DoorDash, Inc. (a)	80,392
262	Etsy, Inc. (a)	40,581
1,383	Fiverr International Ltd. ADR (a)	109,132
		392,882
IT Services - 9.2%
608	Affirm Holdings, Inc. (a)	25,439
1,010	Block, Inc. (a)	128,775
282	Okta, Inc. (a)	51,561
681	PayPal Holdings, Inc. (a)	76,224
162	Shopify, Inc. ADR (a)	112,470
		394,469
Machinery - 1.8%
7,591	Agrify Corp. (a)(b)	43,572
7,805	Desktop Metal, Inc. (a)	32,469
		76,041
Metals & Mining - 0.6%
587	MP Materials Corp. (a)	26,779

Road & Rail - 1.9%
2,132	Lyft, Inc. (a)	83,020

Semiconductors & Semiconductor Equipment - 8.3%
986	Enphase Energy, Inc. (a)	164,366
513	NVIDIA Corp.	125,095
205	SolarEdge Technologies, Inc. (a)	65,481
		354,942
Software - 8.8%
2,534	Arqit Quantum, Inc. ADR (a)	40,417
742	DocuSign, Inc. (a)	87,875
530	Gitlab, Inc. (a)	30,883
7,165	Palantir Technologies, Inc. (a)	84,905
1,225	Unity Software, Inc. (a)	130,401
		374,481
Special Purpose Acquisition Companies (SPACs) - 3.1%
9,409	Agrico Acquisition Corp. ADR (a)	95,125
3,954	B Riley Principal 150 Merger Corp. (a)	39,026
		134,151
Specialty Retail - 0.8%
10,134	BARK, Inc. (a)	31,922

Textiles, Apparel & Luxury Goods - 1.6%
2,845	On Holding AG ADR (a)	69,276
	TOTAL COMMON STOCKS (Cost $5,477,803)	4,252,446

Generation Z ETF
Schedule of Investments (Continued)
February 28, 2022 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
168,836	First American Government Obligations Fund - Class X, 0.03% (c)	$168,836
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $168,836)	168,836

MONEY MARKET FUNDS - 0.4%
17,372	First American Government Obligations Fund - Class X, 0.03% (c)	17,372
	TOTAL MONEY MARKET FUNDS (Cost $17,372)	17,372

	TOTAL INVESTMENTS (Cost $5,664,011) - 103.9%	4,438,654
	Other Liabilities in Excess of Assets - (3.9%)	(164,995)
	TOTAL NET ASSETS - 100.0%	$4,273,659

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a market value of $168,750 as of February 28, 2022.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Generation Z ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2022, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Generation Z ETF
Assets*
Common Stocks	$4,252,446	$-	$-	$4,252,446
Investments Purchased with Proceeds from Securities Lending	168,836	-	-	168,836
Money Market Funds	17,372	-	-	17,372
Total Investments in Securities	$4,438,654	$-	$-	$4,438,654

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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